Business segment information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Interest income		$ 205,303		$ 192,437		$ 157,427
Interest expense		(82,211)		(87,460)		(54,717)
Net interest income		123,092		104,977		102,710
Net other income (expense)		10,461	[1]	26,828	[1]	36,103	[1]
Operating expenses		(54,306)		(55,814)		(50,087)
Net operating income		79,247	[2]	75,991	[2]	88,726	[2]
Reversal of provision (provision) for loan and off-balance sheet credit losses		1,217		12,389		(4,393)
Recoveries, net of impairment of assets		108		0		(57)
Net income (loss)		80,572		88,380		84,276
Net income attributable to the redeemable noncontrolling interest		(4,185)		293		676
Net income (loss) attributable to Bladex - business segment		84,757		88,087		83,600
Other income unallocated - Gain on sale of premises and equipment	5,600	0		5,626		0
Discontinued operations		(4)		(681)		(420)
Net income attributable to Bladex stockholders		84,753		93,032		83,180
Total assets and contingencies (end of period balances):
Interest-earning assets		7,468,136	[3],[4]	6,743,769	[3],[4]	6,380,057	[3],[4]
Other assets and contingencies		482,117	[5]	237,077	[5]	364,016	[5]
Redeemable noncontrolling interest		(49,898)		(3,384)		(5,547)
Total interest-earning assets, other assets and contingencies		7,900,355		6,977,462		6,738,526
Commercial Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Interest income		192,979	[6]	183,365	[6]	140,697	[6]
Interest expense		(77,931)	[6]	(73,398)	[6]	(58,969)	[6]
Net interest income		115,048	[6]	109,967	[6]	81,728	[6]
Net other income (expense)		15,338	[1],[6]	12,216	[1],[6]	11,001	[1],[6]
Operating expenses		(40,945)	[6]	(38,322)	[6]	(34,895)	[6]
Net operating income		89,441	[2],[6]	83,861	[2],[6]	57,834	[2],[6]
Reversal of provision (provision) for loan and off-balance sheet credit losses		1,217	[6]	12,389	[6]	(4,393)	[6]
Recoveries, net of impairment of assets		108	[6]	0	[6]	(57)	[6]
Net income attributable to Bladex stockholders		90,766	[6]	96,250	[6]	53,384	[6]
Total assets and contingencies (end of period balances):
Interest-earning assets		6,141,630	[3],[4],[6]	5,708,456	[3],[4],[6]	4,982,876	[3],[4],[6]
Other assets and contingencies		482,117	[5],[6]	237,077	[5],[6]	364,016	[5],[6]
Total interest-earning assets, other assets and contingencies		6,623,747	[6]	5,945,533	[6]	5,346,892	[6]
Treasury Segment [Member]
Segment Reporting Information [Line Items]
Interest income		12,324	[6]	9,072	[6]	16,730	[6]
Interest expense		(4,280)	[6]	(14,062)	[6]	4,252	[6]
Net interest income		8,044	[6]	(4,990)	[6]	20,982	[6]
Net other income (expense)		(4,877)	[1],[6]	14,612	[1],[6]	25,102	[1],[6]
Operating expenses		(13,361)	[6]	(17,492)	[6]	(15,192)	[6]
Net operating income		(10,194)	[2],[6]	(7,870)	[2],[6]	30,892	[2],[6]
Net income (loss)		(10,194)	[6]	(7,870)	[6]	30,892	[6]
Net income attributable to the redeemable noncontrolling interest		(4,185)	[6]	293	[6]	676	[6]
Net income attributable to Bladex stockholders		(6,009)	[6]	(8,163)	[6]	30,216	[6]
Total assets and contingencies (end of period balances):
Interest-earning assets		1,326,506	[4],[6]	1,035,313	[4],[6]	1,397,181	[4],[6]
Redeemable noncontrolling interest		(49,898)	[6]	(3,384)	[6]	(5,547)	[6]
Total interest-earning assets, other assets and contingencies		$ 1,276,608	[6]	$ 1,031,929	[6]	$ 1,391,634	[6]

[1]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[2]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[3]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[4]	Includes cash and due from banks, interest-bearing deposits with banks, securities available-for-sale and held-to-maturity, trading securities and the balance of investment funds.
[5]	Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.
[6]	The numbers set out in these tables have been rounded and accordingly may not total exactly.